Note 17 - Segment Information - Schedule of Operating Activities by Segment (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenue	$ 5,333,729	$ 3,113,693	$ 12,014,133	$ 9,566,571	$ 12,787,262	$ 11,800,228
Cost of revenue	700,901	602,641	2,077,306	1,727,626	2,358,114	3,497,364
General and administrative expenses	7,134,472	1,916,196	11,315,716	5,571,086	7,814,809	5,318,338
Provision for credit losses	491,918	543,902	1,539,292	3,106,144	4,019,840	5,561,517
Professional fees	717,538	610,057	2,044,950	1,757,637	2,517,381	1,728,146
Interest expense	2,715,575	1,251,370	5,498,192	3,379,040	4,643,396	3,350,913
Other segment expenses(1)	79,616	7,834	27,494	21,673	4,679,843	3,368,070
Net loss before income taxes	(6,506,291)	(1,818,307)	(10,488,817)	(5,996,635)	(8,602,725)	(7,673,207)
Assets	201,727,773	17,200,376	201,727,773	17,200,376	$ 19,865,537	$ 16,994,535
Financing Solutions [Member]
Segment Reporting Information [Line Items]
Revenue	3,021,874	3,113,693	9,702,278	9,566,571
Cost of revenue	700,901	602,641	2,077,306	1,727,626
General and administrative expenses	2,156,815	1,916,196	6,338,059	5,571,086
Provision for credit losses	425,567	543,902	1,472,941	3,106,144
Professional fees	717,538	610,057	2,044,950	1,757,637
Interest expense	1,426,215	1,251,370	4,208,832	3,379,040
Other segment expenses(1)	79,901	7,834	27,779	21,673
Net loss before income taxes	(2,485,063)	(1,818,307)	(6,467,589)	(5,996,635)
Assets	83,991,864	26,484,966	83,991,864	26,484,966
Real Estate Operations [Member]
Segment Reporting Information [Line Items]
Revenue	2,311,855		2,311,855
Cost of revenue
General and administrative expenses	4,977,657		4,977,657
Provision for credit losses	66,351		66,351
Professional fees
Interest expense	1,289,360		1,289,360
Other segment expenses(1)	(285)		(285)
Net loss before income taxes	(4,021,228)		(4,021,228)
Assets	209,900,181		209,900,181
Consolidating Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue
Cost of revenue
General and administrative expenses
Provision for credit losses
Professional fees
Interest expense
Other segment expenses(1)
Net loss before income taxes
Assets	$ 92,164,272	$ 9,284,590	$ 92,164,272	$ 9,284,590